Additional Information - Condensed Financial Statements of Parent Company - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,701,487	$ 1,938,689
Prepaid expenses and other current assets	436,635	283,600
Total current assets	5,917,077	6,095,453
Deferred tax assets	473,500	263,458
Other non-current assets	232,465	254,098
Total Assets	13,511,550	11,895,760
Current liabilities:
Derivative liabilities	13,738	6,702
Convertible notes	228,917
Total current liabilities	5,418,910	5,864,391
Deferred tax liabilities	204,832	82,828
Liability for uncertain tax positions	5,770	5,701
Total Liabilities	9,361,747	8,190,516
Equity:
Common shares: no par value, unlimited authorized, 66,158,741 and 66,954,634 outstanding, respectively	835,543	835,543
Additional paid-in capital	590,578	292,737
Retained earnings	1,585,758	1,549,707
Accumulated other comprehensive loss	(196,379)	(118,744)
Total Canadian Solar Inc. shareholders' equity	2,815,500	2,559,243
Total Liabilities, Redeemable Interests and Equity	13,511,550	11,895,760
Related party
Current assets:
Amounts due from subsidiaries	5,220	40,582
Current liabilities:
Other current liabilities	3,927	511
Non-related party
Current liabilities:
Other current liabilities	388,460	587,827
Parent Company | Reportable legal entities
Current assets:
Cash and cash equivalents	26,293	642
Prepaid expenses and other current assets	20,031	14,812
Total current assets	363,885	355,263
Investments in subsidiaries	2,773,463	2,561,797
Investments in affiliates	11,745	11,745
Deferred tax assets	2,531
Other non-current assets	26,904	39,837
Total Assets	3,178,528	2,968,642
Current liabilities:
Derivative liabilities		1,438
Convertible notes	228,917
Total current liabilities	347,119	168,158
Convertible notes		227,424
Deferred tax liabilities	10,285	8,115
Liability for uncertain tax positions	5,624	5,702
Total Liabilities	363,028	409,399
Equity:
Common shares: no par value, unlimited authorized, 66,158,741 and 66,954,634 outstanding, respectively	835,543	835,543
Additional paid-in capital	590,578	292,737
Retained earnings	1,585,758	1,549,707
Accumulated other comprehensive loss	(196,379)	(118,744)
Total Canadian Solar Inc. shareholders' equity	2,815,500	2,559,243
Total Liabilities, Redeemable Interests and Equity	3,178,528	2,968,642
Parent Company | Reportable legal entities | Subsidiaries
Current assets:
Amounts due from subsidiaries	317,561	339,809
Current liabilities:
Other current liabilities	111,731	157,821
Parent Company | Reportable legal entities | Non-related party
Current liabilities:
Other current liabilities	$ 6,471	$ 8,899